Transactions with Related Parties - Note Payable to PLS - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 04, 2009	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Sale of excess servicing spread		$ 59,045,000	$ 0	$ 0
Payment of contingent underwriting fees		0	$ 705,000	$ 2,372,000
Loan Agreement [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of loan amount		$ 150,000,000
PennyMac Financial Services, Inc. [Member]
Related Party Transaction [Line Items]
Number of common shares held by affiliate		75,000	75,000
PNMAC Capital Management LLC [Member]
Related Party Transaction [Line Items]
PMT agreed to reimburse PCM for a payment		$ 120,000
PNMAC Capital Management LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
PMT agreed to reimburse PCM for a payment	$ 2,900,000
Payment of contingent underwriting fees	$ 5,900,000